Financial Instruments - Outstanding Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2025	2025
Principal Amount	$ 999	$ 999